Brian H. Blaney
Tel.  602.445.8322
Fax.  602.445.8603
BlaneyB@gtlaw.com
November 5,2007
VIA FEDERAL EXPRESS AND THE EDGAR SYSTEM
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
100 F Street, N.E.
Washington, D.C. 20549
Attention: Dana Brown
     Re:        Atlas Acquisition Holdings Corp.
Registration Statement on Form S-1
File No. 333-146368
Ladies and Gentlemen:
     We express our appreciation for your prompt and thorough review of the Registration Statement on Form S-1 of Atlas Acquisition Holdings Corp., a Delaware corporation (the “Company”). On behalf of the Company, we are responding to comments on the Registration Statement provided by the staff (the “Staff”) of the Securities and Exchange Commission by letter dated October 30, 2007. In conjunction with these responses, the Company is filing Amendment No. 1 to the Registration Statement (the “Amendment”) via EDGAR.
     The Company’s responses to the Staff’s comments are indicated below, directly following a restatement of each comment in bold, italicized type. To further facilitate the Staff’s review, the enclosed courtesy copies of the Amendment have been marked in the margins to indicate the location of revisions made in response to the corresponding comment numbers.
General
1.	SEC Comment: Prior to the effectiveness of the company’s registration statement, please inform us as to whether the amount of compensation allowable or payable to the underwriters has received clearance by the Financial Industry Regulatory Authority (formerly NASD).
Company Response: Pursuant to your request, the Company will inform the Staff as to whether the amount of compensation allowable or payable to the underwriters has received clearance by the Financial Industry Regulatory Authority.

Securities and Exchange Commission
Attention: Dana Brown
November 5, 2007

2.	SEC Comment. Prior to effectiveness, please have an AMEX representative call the staff, or provide a copy of the AMEX letter, to confirm that your securities have been approved for listing.

Company Response: Pursuant to your request, the Company will request that an AMEX representative call the Staff, or the Company will provide a copy of the AMEX letter to the Staff, to confirm that the Company’s securities have been approved for listing.

3.	SEC Comment: We note the disclosure on pages 30 and 82 regarding the offering price of the units and warrants. Please discuss the factors you considered in determining to value this offering at $200,000,000 (or a maximum of $230,000,000 if the underwriters’ over-allotment option is exercised in full). Please also tell us the factors you considered when determining that you might need $196,245,000 in the trust account to effect the business combination contemplated by the registration statement.

Company Response: In determining the size of the offering, the Company’s management held customary organizational meetings with representatives of the underwriters, both prior to inception of the Company and thereafter, with respect to the state of the capital markets generally, and the amount the representatives believed they reasonably could raise on behalf of the Company. At no time during those organizational meetings or thereafter were potential target businesses or acquisitions discussed. Although the Company has not identified any specific target acquisition for a business combination, the Staff is supplementally advised that the Company believes, based on the experience of its directors, especially Mr. Hauslein, across an array of industries, that there should be opportunities to effect a business combination within a range of values that an offering of $200,000,000 (the offering size the Company presently intends to undertake) and proceeds in the trust account of $196,245,000 would support. As noted in Mr. Hauslein’s biography in the Registration Statement, Mr. Hauslein has experience managing companies of a significant size and scale, and making significant and numerous acquisitions over time. As such, the Company believes that it could add the most significant value to investors if it seeks acquisition targets that an offering of $200,000,000 and proceeds in the trust account of $196,245,000 would support.

4.	SEC Comment. Please disclose to what extent the purchasers in the private placement of the warrants are using their own funds to purchase the warrants.

Company Response: Pursuant to your request, the Company has revised the disclosure throughout the Registration Statement to indicate that the purchasers in the private placement of the warrants will use their own funds to purchase the warrants.

5.	SEC Comment. We note that James N. Hauslein and Gaurav V. Burman have agreed to indemnify the trust against claims of various vendors. Please clarify throughout the document, as appropriate, the obligation of the company to bring a claim against Messrs. Gaurav and Burman to enforce their liability obligation. Clarify whether the company has an obligation to bring this claim, if necessary. Clarify whether the board has any fiduciary obligation to bring such a claim. If not, please explain.

Company Response: Pursuant to your request, the Company has revised the disclosure throughout the Registration Statement to clarify that the Company may have an obligation to
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
November 5, 2007

bring a claim against Messrs. Hauslein and Burman to enforce their liability obligation. Additionally, the Company has revised the disclosure to discuss the fiduciary obligation of the Company’s board of directors with respect to such obligation.
Cover Page of Prospectus
6.	SEC Comment: Please explain in more detail in the business section, the particular emphasis upon a joint venture as disclosed on the cover page. Please describe the nature and structure of a possible joint venture.

Company Response: The Company has removed the reference on the cover page to a possible joint venture, as the Company does not anticipate entering into a joint venture.
The Offering, page 4
Securities to be sold to insiders, page 4
7.	SEC Comment. Please disclose the affiliates that will purchase the warrants.

Company Response: Pursuant to your request, the Company has revised the disclosure under “The Offering — Securities to be sold to insiders” to disclose that James N. Hauslein, Gaurav V. Burman, Sir Peter Burt, Michael T. Biddulph, Michael W. Burt, and Promethean plc will purchase the warrants.
Offering proceeds to be held in trust, page 7
8.	SEC Comment. The disclosure on page 7 of the prospectus states that, “...there can be released to us from the trust account interest earned on the funds in the trust account (i) up to an aggregate of $3,500,000 to fund expenses related to investigating and selecting a target business and our other working capital requirements and (ii) any amounts we may need to pay our income or other tax obligations.” Please clarify whether “any amounts” needed to pay tax obligations are limited to interest earned on the funds in the trust account.

Company Response: Pursuant to your request, the Company has revised the disclosure under “The Offering — Offering proceeds to be held in trust” and throughout the Registration Statement to clarify that the amounts that may be released from the trust account are limited to interest earned on the funds in the trust account.
Limited payments to insiders, page 8
9.	SEC Comment. In this section and the “Use of Proceeds,” please revise to reflect whether there is any limit on the amount of out-of-pocket expenses that may be incurred by existing stockholders, officers, directors, or their affiliates.

Company Response: Pursuant to your request, the Company has revised the disclosure under “The Offering — Limited payments to insiders” and under “Use of Proceeds” to clarify that there is not a limit on the amount of out-of-pocket expenses that may be incurred by the Company’s existing stockholders, officers, directors, or their affiliates.
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
November 5, 2007

Liquidation if no business combination, page 12
10.	SEC Comment. Please include an exhibit containing the agreement/s made by James N. Hauslein and Gaurav V. Burman, whereby they agree to be personally liable for certain claims against the trust account.

Company Response: Pursuant to your request, the Company has filed as Exhibit 10.1 to the Amendment a form of the agreements with Messrs. Hauslein and Burman whereby they agree to be personally liable for certain claims against the trust account.
11.	SEC Comment. Page 14 of the prospectus states that one exception to the non-transferability of the initial shares from the escrow account is any transfer “to an entity’s members upon its liquidation.” Please elaborate as to what types of entities this refers.

Company Response: Pursuant to your request, the Company has revised the disclosure under “The Offering — Liquidation if no business combination” to clarify that the indicated statement refers to entities that hold initial shares of the Company’s common stock.
Summary Financial Data, page 15
12.	SEC Comment. Based on the disclosure in footnote (1) that the “as adjusted” balance assumes the payment of the deferred underwriter’s discounts and commissions, it appears that the $6,000,000 should be removed from the total assets and total liabilities balance. Please advise and revise.

Company Response: The Company has revised footnote (1) to delete the reference to the payment of the deferred underwriters’ discounts and commissions. The Staff is supplementally advised that the $6,000,000 balance in total liabilities in the “as adjusted” column reflects the liability of the Company to pay the deferred underwriters’ discounts and commissions.
Risk Factors, page 17
13.	SEC Comment. We note that the disclosure in the second full risk factor on page 18 states that your securities “will” be listed on the American Stock Exchange. Elsewhere in the prospectus you indicate that you merely intend to list on the American Stock Exchange. Please revise these statements throughout so that they are consistent and accurate.

Company Response: Pursuant to your request, the Company has revised the statements regarding the American Stock Exchange throughout the Registration Statement to indicate that the Company has applied for listing of the Company’s securities on the American Stock Exchange.
14.	SEC Comment. In the last risk factor on page 18, please state the date through which your statistics on similarly structured blank check companies are current.

Company Response: Pursuant to your request, the Company has revised the indicated risk factor to state the date through which the statistics are current.
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
November 5, 2007

15.	SEC Comment. In risk factor eight, please clarify whether you have taken any steps towards selecting or hiring any consultants to assist you in your search for a target business. If so, please discuss the steps you have taken in detail in the business section.

Company Response: Pursuant to your request, the Company has revised the indicated risk factor to clarify that the Company has not taken any steps towards selecting or hiring any consultants.
16.	SEC Comment. We note your disclosure regarding the warrants in risk factor 14. Given that the warrants may expire worthless if there is no effective registration statement, there would appear to be the risk that a purchaser may pay the full unit purchase price solely for the shares underlying the unit. Please revise your disclosures accordingly, or tell us why you believe that no revisions are required.

Company Response: Pursuant to your request, the Company has revised the indicated risk factor to clarify that a purchaser may pay the full unit purchase price solely for the share underlying the unit.
17.	SEC Comment. Risk factor 17 states that you “will not be required to obtain a fairness opinion if [y]our board is not able to independently determine that the target business has a sufficient fair market value to meet the threshold criterion.” Please revise to disclose how you would likely proceed if your board were unable to independently make a fair market value determination.

Company Response: Pursuant to your request, the Company has revised the indicated risk factor to disclose that the Company would likely submit the determination to its stockholders if the Company’s board of directors was unable to independently make a fair market value determination.
18.	SEC Comment. Please revise the last risk factor on page 27 to affirmatively state whether you have taken steps to secure third party financing. If so, please discuss such steps in detail in an appropriate section of the prospectus.

Company Response: Pursuant to your request, the Company has revised the indicated risk factor to affirmatively state that it has not taken any steps to secure third-party financing.
19.	SEC Comment. Please revise risk factor 35 to also address the number of blank check companies that have filed registration statements that have not gone effective and the amount of funds sought by those blank check companies.

Company Response: Pursuant to your request, the Company has revised the indicated risk factor to disclose the number of blank check companies that have filed registration statements that have not gone effective and the amount of funds sought by those blank check companies.
20.	SEC Comment. We note the third risk factor on page 28 regarding your existing stockholder controlling the company and influencing certain actions requiring a stockholder vote. Please disclose whether the existing stockholder, or officers and directors, intend to purchase units or shares of common stock from the company in the offering or later private placements, or
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
November 5, 2007

from persons in the open market or private transactions. If the existing stockholder, or officers and directors, do intend to make purchases, please discuss how the purchases may impact their ability to determine the outcome of matters requiring stockholder approval, such as a business combination. If the existing stockholder, or officers and directors, do not currently intend to make such purchases, please disclose the factors that they would consider to make purchases, including the ability to influence the stockholder vote to approve a business combination. Please briefly disclose any relevant information in the summary.

Company Response: Pursuant to your request, the Company has revised the indicated risk factor to disclose that the Company’s existing stockholders, which include all of the Company’s officers and directors, do not presently intend to purchase units or shares of common stock from the Company in the offering or later private placements, or from persons in the open market or private transactions. The Company has also updated this disclosure in the “Summary” pursuant to your request.
21.	SEC Comment. Please revise risk factor 38 to indicate the number of shares purchased by the founders.

Company Response: Pursuant to your request, the Company has revised the indicated risk factor to disclose that the founders purchased 5,750,000 shares of common stock.
22.	SEC Comment. Please include the right of first refusal agreement with Promethean as an exhibit in your next amendment.

Company Response: Pursuant to your request, the Company has filed as Exhibit 10.9 the right of first refusal agreement with Promethean.
Dilution, page 38
23.	SEC Comment. In the line item “increase attributable to new investors and private sales,” please separate the amounts as required by Item 506(b) of Regulation S-K.

Company Response: The Company has revised the indicated line item so that it now reads “Increase attributable to new investors and concurrent sale of insider warrants.”
24.	SEC Comment. We note that your dilution presentation assigns no value to the warrants that you have, or will have, outstanding following the offering. Please clarify to the investor that their actual dilution may be higher as a result of the exercise of these warrants, particularly if a cashless exercise is utilized.

Company Response: Pursuant to your request, the Company has revised the disclosure to clarify that an investor’s actual dilution may be higher as a result of the exercise of the warrants, particularly if a cashless exercise is utilized.
Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 41
25.	SEC Comment. We note on page 42 of the prospectus that the $150,000 in loans made by James N. Hauslein and Promethean Investments LLP are to be repaid out of the $150,000 of
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
November 5, 2007

proceeds from the offering not placed in the trust. The prospectus also states on page 7 that with certain exceptions “...expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering not held in the trust account, which is $150,000.” Please clarify how the offering proceeds held outside the trust will be sufficient to pay incurred expenses and also repay the loans made by James N. Hauslein and Promethean Investments LLP. If our understanding is incorrect, please clarify.

Company Response: The Company supplementally advises the Staff that the expenses incurred by the Company have generally been paid from the proceeds of the loans from Mr. Hauslein and Promethean Investments. Additionally, the Company advises that the loans are not payable by the Company until 60 days after the offering. As a result, the Company anticipates that the interest earned on the funds in the trust account and permitted to be distributed to the Company will be more than sufficient to repay the loans to Mr. Hauslein and Promethean Investments when those loans become due. Pursuant to your request, the Company has amended the disclosure to clarify this point.
Proposed Business, page 43
26.	SEC Comment. We note on page 45 of your prospectus that “[w]e will seek to acquire established companies with sound historical financial performance.” Page 46 states that “...we may seek to consummate a business combination with a company that may be financially unstable or in its early stages of development or growth.” Please discuss the circumstances under which you would diverge from your guideline of seeking a target business that is an established company with a sound historical performance.

Company Response: Pursuant to your request, the Company has amended the disclosure to clarify that the Company will typically focus on companies with sound historical operating performance, but whose capital structure or capital needs may present financial challenges.
27.	SEC Comment. On page 46, the company’s structure is described as being attractive to certain private businesses that want to merge with an already public company to avoid the adverse consequences of undertaking its own public offering. Please reconcile this statement with difficulties outlined on pages 53 and 54 and balance your disclosure appropriately.

Company Response: Pursuant to your request, the Company has revised the disclosure to balance the positive and negative factors with respect to a public offering and a merger with an already public company.
Sources of target businesses, page 46
28.	SEC Comment. We note the disclosure that you may use third party finders and pay a finder’s fee to locate potential businesses. Please disclose the factors the company would use to determine whether to use a finder and pay a finder’s fee.

Company Response: Pursuant to your request, the Company has revised the disclosure under “Proposed Business — Effecting a Business Combination — Sources of target businesses” to disclose the factors the Company would use to determine whether to use a finder and pay a finder’s fee.
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
November 5, 2007

29.	SEC Comment. We note that you will not pay any of your existing officers, directors, stockholders or special advisors, or their affiliates, any finder’s fees or other compensation for services in connection with the business combination. Please disclose if these persons could receive such compensation from the target company and whether payment of finder’s fees or consulting fees to these persons will be a criterion in the selection process of an acquisition candidate. In addition, please describe any policy prohibiting your management’s pursuit of such fees or reimbursements from the acquisition target company. If you do not have such a policy, please explicitly state so and consider including an appropriate risk factor.

Company Response: The Company respectfully advises the Staff that the following sentence appears in the Registration Statement (at the top of page 47 in both the initial Form S-1 and the Amendment): “In no event, however, will any of our existing officers, directors, stockholders, or special advisors, or any entity with which they are affiliated, be paid, from us or a target business, any finder’s fee, consulting fee, or other compensation prior to, or for any services they render in order to effectuate, the consummation of a business combination (regardless of the type of transaction).” (emphasis added) The Company has revised the disclosure under “Management — Conflicts of Interest” to clarify this policy.
30.	SEC Comment. Please disclose whether the independent investment banking firm is required to be a member of the Financial Industry Regulatory Authority (FINRA).

Company Response: Pursuant to your request, the Company has revised the disclosure under “Proposed Business — Effecting a Business Combination — Sources of target businesses” to clarify that the independent investment banking firm will be required to be a member of the Financial Industry Regulatory Authority (FINRA).
Fair market value of target business, page 48
31.	SEC Comment. Please revise to state whether or not you anticipate that shareholders, in addition to the board of directors, will be entitled to rely on any such fairness opinion. If you anticipate that future disclosure may indicate that the investment banking firm takes the view that shareholders may not rely on the opinion, revise to address how you will consider such a view in deciding which investment banking firm to hire.

Company Response: Pursuant to your request, the Company has revised the disclosure under “Proposed Business — Effecting a Business Combination — Fair market value of target businesses” to state that the Company does not anticipate that its stockholders will be entitled to rely on any such fairness opinion and to indicate how the Company will consider such a view in deciding which investment banking firm to hire.
Conversion rights, page 50
32.	SEC Comment. Please revise the statement on page 51 that requiring physical or electronic tendering of shares “would not result in any increased cost to shareholders” to take into account the possibility that shareholders elect conversion but the transaction is not approved. In such event, it appears that a shareholder might have to pay $35 to elect conversion when this payment would otherwise not be required.
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
November 5, 2007

Company Response: Pursuant to your request, the Company has revised the disclosure under “Proposed Business — Effecting a Business Combination — Conversion rights” to clarify that a stockholder may incur a $35 cost if the stockholder elects to convert but the transaction is not approved.
33.	SEC Comment. Please revise page 51 to delete the reference to a “put” right, which would suggest that shareholders have the right to force the company to purchase their shares.

Company Response: Pursuant to your request, the Company has revised the disclosure under “Proposed Business — Effecting a Business Combination — Conversion rights” to delete the reference to a “put” right.
34.	SEC Comment. Please add a risk factor discussing the extra steps required to convert, the additional burden this places upon shareholders, and the time pressures and additional cost incurred as a result of this step.

Company Response: Pursuant to your request, the Company has added a risk factor to discuss the indicated conversion risks.
35.	SEC Comment. Please tell us whether there will be a minimum number of days between the mailing of the proxy statement and the vote to allow sufficient time to shareholders to complete the additional steps to convert.

Company Response: Pursuant to your request, the Company has amended the disclosure to clarify that the Company will provide notice to its stockholders at least 10 days prior to all stockholders’ meetings. The Staff is supplementally advised that both Delaware General Corporation Law §222 and American Stock Exchange Rule 703 require such notice.
Management, page 59
36.	SEC Comment. If you voluntarily disclose business experience of management and the special advisors beyond five years, provide a complete discussion. Please include all dates of management’s association or employment with the listed firms and companies.

Company Response: Pursuant to your request, the Company has revised the disclosure under “Management” to include all dates of management’s association or employment with the listed firms and companies.
37.	SEC Comment. Page 60 of the prospectus states that “Mr. Desai has served on the board of directors of a number of public companies, including The Rouse Company, Sitel Corporation, TeleCorp PCS, SunCom Wireless, Independence Community Bank, and Sunglass Hut International.” Please disclose a complete list of the companies where Mr. Desai serves as a director.

Company Response: Pursuant to your request, the Company has revised the biography of Mr. Desai.
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
November 5, 2007

Special Advisors, page 60
38.	SEC Comment. Please revise to clarify what duties, if any, the special advisors will owe to the company and its shareholders. Also revise to clarify how the restrictive terms of your offering — such as those requiring initial shareholder to vote a certain way — will apply to these special advisors.

Company Response: Pursuant to your request, the Company has revised the disclosure to clarify that the special advisors owe no duties to the Company and that the special advisors are executing agreements similar to the agreements executed by the Company’s directors and executive officers. Please be advised that a form of those agreements is filed as Exhibit 10.1 to the Amendment.
Conflicts of Interest, page 64
39.	SEC Comment. We note the following statement in the second bullet point of the “Conflicts of Interest” section:
Our officers and directors may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Accordingly, we do not expect our independent directors to present investment and business opportunities to us. For a complete description of our directors’ other affiliations, see “Management — Directors and Executive Officers” above.
Please revise the “Conflicts of Interest” section to include a complete discussion of each affiliation that may cause a conflict of interest.

Company Response: Pursuant to your request, the Company has revised the “Conflicts of Interest” section to include a complete discussion of each affiliation that may cause a conflict of interest.
40.	SEC Comment. Page 65 of the prospectus states that “James N. Hauslein is a director of Liberty Acquisition Holdings Corp. . . . Liberty has specifically stated that it does not expect its independent directors to present investment and business opportunities to it.” Please clarify whether James N. Hauslein is an independent director of Liberty Acquisition Holdings Corp.

Company Response: Pursuant to your request, the Company has revised the disclosure to clarify that James N. Hauslein is an independent director of Liberty Acquisition Holdings Corp.
41.	SEC Comment. In discussing those entities in which officers and director have a pre-existing fiduciary obligation, please provide sufficient information regarding the entities and their acquisition criteria, if any, to determine the likelihood that an investment opportunity may not be presented to the company because of the fiduciary duties.

Company Response: Pursuant to your request, the Company has revised the disclosure to include information regarding the entities with which its officers and directors have a pre-existing fiduciary obligation and to state the acquisition criteria of those entities.
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
November 5, 2007

Principal Stockholders, page 67
42.	SEC Comment. Please clarify whether a transferee of the initial shares outstanding prior to the date of the prospectus would receive any portion of the liquidation proceeds in the event of a liquidation.

Company Response: Pursuant to your request, the Company has revised the disclosure to clarify that a transferee of the initial shares outstanding prior to the offering would not receive any portion of the liquidation proceeds.
Underwriting, page 82
43.	SEC Comment. We note the contingent nature of part of the underwriters’ compensation. In light of Regulation M, please include disclosure in the registration statement regarding when the distribution ends. This disclosure may relate to when all of the shares have been sold, there are no more selling efforts, there is no more stabilization or the over-allotment has been exercised. Note that disclosure merely stating that the distribution ends at the closing of the IPO is insufficient.

Company Response: Pursuant to your request, the disclosure under “Underwriting” has been revised to clarify when the distribution ends.
Financial Statements, page F-1
44.	SEC Comment. Please provide a currently dated consent in any amendment and ensure the financial statements are updated as required by Rule 3-12(g) of Regulation S-X.

Company Response: Pursuant to your request, the Company has filed a currently dated consent with the Amendment. Additionally, the Company will file a currently dated consent with any future amendment and will continue to ensure that the financial statements remain current as required by Rule 3-12(g) of Regulation S-X.
Note 6 — Commitments, F-10
45.	SEC Comment. Considering the private placement warrants will be sold to your officers and their affiliates, please disclose the fair value of these warrants and the amount of compensation expense to be recognized. As applicable, please expand MD&A to discuss the likely future effect of the issuance of the private placement warrants on your financial condition and results of operations. In addition, please provide us with your analysis supporting your fair value determination.

Company Response: The Company believes that the purchase price of $1.00 per warrant for the Insider Warrants will represent the fair value of such warrants on the date of purchase and, accordingly, no compensation expense will be recognized with respect to the issuance of the Insider Warrants. The Company determined that the purchase price is greater than or equal to the fair value of such warrants by analyzing warrant prices of several similarly structured blank check companies after consummation of their initial public offerings and following separation of the common stock and warrants included within the units. This list of companies was deemed comparable because it represents all of the initial public offerings of first time issuer blank check companies for 2007 that include a unit with a purchase price of $10.00 and a warrant to purchase one share for an exercise price of $7.50 per share, with identical expiration and exercisability terms as the warrants offered by the Company. The average closing price and median closing price for the warrants of such companies was $1.04 and $1.00, respectively, neither of which accounts for the liquidity discount applicable to the Insider Warrants as a result of the transfer restrictions to which they are subject. A table illustrating the closing price on the first trading day upon separation of the common stock and warrants included within the units is attached hereto as Exhibit A. However, the actual fair value and any compensation impact will be determined on the date of issuance of the warrants. Consequently, the Company’s actual results may deviate from these expectations. Pursuant to your request, the Company has revised the disclosure on pages 42 and F-11 of the Amendment.
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
November 5, 2007

Exhibits
46.	SEC Comment. Please note that several of your exhibits have not been filed. Please file these agreements to allow sufficient time for us to review the documents.

Company Response: Pursuant to your request, the Company has filed with the Amendment almost all of the previously omitted exhibits. The Company plans to file any remaining exhibits with a future amendment and will allow sufficient time for the Staff to review those documents.
* * * * *
     Please note that the Company has included certain changes to the registration statement other than those in response to the Staff’s comments.
     The Company acknowledges your references regarding requests for acceleration of the Registration Statement, including Rules 460 and 461. The Company will include the requested acknowledgments and will provide the Staff with adequate time after the filing of any amendment for further review before submitting a request for acceleration and provide any acceleration request at least two business days in advance of the requested effective date.
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
November 5, 2007

     Your prompt attention to the enclosed is greatly appreciated. If you have any questions regarding this filing or the Company’s responses, please do not hesitate to contact me at (602) 445-8322 or Alan Annex of our office at (212) 801-9323.
Sincerely,
/s/ Brian H. Blaney
Brian H. Blaney
For the Firm
BHB:ksl

cc:	James N. Hauslein (w/encl.)
Gaurav V. Burman (w/encl.)
Greenberg Traurig, LLP

EXHIBIT A
Comparable SPACs with $10.00 Unit/$7.50 Strike Structure that Priced in 2007

Warrant Price
Company	(First day post-split)(a)
1. Alpha Security Group Corporation	$1.050
2. Hicks Acquisition Company I, Inc.	$0.950
3. NRDC Acquisition Corp.	$0.950
4. Pinpoint Advance Corp.	$1.225 (b)
Average:	$1.044
Median:	$1.000
(a) Based on the warrant closing price on the first day of trading for warrants.
(b) Such company only raised $28.75 million, including exercise of the underwriters’ over-allotment option.
Source: Factset, as of October 26, 2007. Data includes all 4 first-time SPACs whose warrants began trading in 2007 with a $10.00 unit and 1 warrant structure (with warrant exercise price of $7.50) and with a 4-year term for warrants.
(First-time SPACs indicate deals priced by first-time issuers).